Earnings Per Common Share Attributable to Common Shareholders (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earning Per Share

The following table provides the detailed calculation of Earnings per common share:
		Year Ended December 31,
(IN MILLIONS)		2012	2011	2010
EPS Numerator––Basic
Income from continuing operations		$9,518	$8,395	$8,318
Less: Net income attributable to noncontrolling interests		28	40	31
Income from continuing operations attributable to Pfizer Inc.		9,490	8,355	8,287
Less: Preferred stock dividends––net of tax		2	2	2
Income from continuing operations attributable to Pfizer Inc. common shareholders		9,488	8,353	8,285
Discontinued operations––net of tax		5,080	1,654	(30)
Net income attributable to Pfizer Inc. common shareholders		$14,568	$10,007	$8,255
EPS Numerator––Diluted
Income from continuing operations attributable to Pfizer Inc. common shareholders and assumed conversions		$9,490	$8,355	$8,287
Discontinued operations––net of tax		5,080	1,654	(30)
Net income attributable to Pfizer Inc. common shareholders and assumed conversions		$14,570	$10,009	$8,257
EPS Denominator
Weighted-average number of common shares outstanding––Basic		7,442	7,817	8,036
Common-share equivalents: stock options, stock issuable under employee compensation plans and convertible preferred stock		66	53	38
Weighted-average number of common shares outstanding––Diluted		7,508	7,870	8,074
Stock options that had exercise prices greater than the average market price of our common stock issuable under employee compensation plans(a)	—	177	272	413

(a)
These common stock equivalents were outstanding for the years ended December 31, 2012, 2011 and 2010, but were not included in the computation of diluted EPS for those periods because their inclusion would have had an anti-dilutive effect.